Summary of Significant Accounting Policies - Schedule of Potentially Dilutive Shares (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Potentially Dilutive Shares [Line Items]
Potentially dilutive shares	2,234,580	433,430
Stock options [Member]
Schedule of Potentially Dilutive Shares [Line Items]
Potentially dilutive shares	22,850	28,850
Warrants [Member]
Schedule of Potentially Dilutive Shares [Line Items]
Potentially dilutive shares	2,211,730	404,580